Investments - Additional Information (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 18, 2023	Jun. 28, 2021
Schedule of Investments [Line Items]
Expenses	$ 44,906,893	$ 29,994,265		$ 120,838,973	$ 75,110,779	$ 108,346,747	$ 31,452,756
Canada Jetlines Operations Ltd.
Schedule of Investments [Line Items]
Percentage of shares transferred									75.00%
Percentage of shares retained									25.00%
Equity method investment ownership percentage	12.00%		12.00%	12.00%		13.00%			13.00%
Charter Air Solutions, LLC (Top Flight)
Schedule of Investments [Line Items]
Percentage of share acquired								80.00%
Revenues			$ 24,000
Expenses			$ 78,000